VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
Convertible Bonds and Notes—3.9%
Information Technology—3.9%
ams-OSRAM AG RegS 2.125%, 11/3/27(2)	3,800 EUR	$4,266
Dye & Durham Ltd. 144A 3.750%, 3/1/26(3)	1,176 CAD	839
		5,105

Total Convertible Bonds and Notes (Identified Cost $4,925)		5,105

Corporate Bonds and Notes—17.2%
Communication Services—3.0%
EchoStar Corp. 10.750%, 11/30/29	$975	1,072
Getty Images, Inc. 144A 11.250%, 2/21/30(3)	3,000	2,865
		3,937

Energy—3.4%
California Resources Corp. 144A 7.125%, 2/1/26(3)	184	184
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(3)	2,938	2,935
Shelf Drilling Holdings Ltd. 144A 9.625%, 4/15/29(3)	1,205	1,259
		4,378

Financials—2.6%
Frontier Communications Holdings LLC
5.875%, 11/1/29	553	559
144A 6.000%, 1/15/30(3)	1,093	1,106
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(3)	555	465
SBL Holdings, Inc. 144A 6.500% (3)(4)	1,144	1,113
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	113	113
		3,356

Industrials—4.4%
La Financiere Atalian SAS (3.500% Cash and 5.000% PIK) 8.500%, 6/30/28(5)	— EUR(6)	— (6)
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(3)(7)	5,703	5,716
		5,716

Information Technology—0.2%
ams-OSRAM AG RegS 10.500%, 3/30/29(2)	210 EUR	263
	Par Value(1)	Value

Materials—3.6%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)(7)	$4,722	$4,737
Total Corporate Bonds and Notes (Identified Cost $22,330)		22,387

Leveraged Loans—7.1%
Aerospace—2.3%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.808%, 1/15/27(8)	2,990	2,999
Media / Telecom - Telecommunications—4.6%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.628%, 4/15/29(8)	607	602
Tranche B-2 (1 month Term SOFR + 2.464%) 6.628%, 4/15/30(8)	2,758	2,738
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.002%, 5/13/27(8)	2,716	2,633
		5,973

Media / Telecom - Wireless Communications—0.2%
Commscope, Inc. 0.000%, 12/17/29(8)(9)	280	283
Total Leveraged Loans (Identified Cost $9,307)		9,255

	Shares
Closed-End Funds—2.9%
Equity Funds—2.9%
BlackRock Municipal Income Quality Trust(10)	52,916	579
BlackRock MuniHoldings Fund, Inc.(10)	22,077	259
BlackRock MuniHoldings Quality Fund II, Inc.(10)	22,077	222
BlackRock MuniYield Quality Fund III, Inc.(10)	34,978	388
BlackRock MuniYield Quality Fund, Inc.(10)	70,855	826
Eaton Vance Floating-Rate Income Trust(10)	13,115	154
Franklin Universal Trust(10)	43,979	354
Nuveen AMT-Free Municipal Credit Income Fund(10)	67,123	825
Saba Capital Income & Opportunities Fund(10)	14,715	114
		3,721

Total Closed-End Funds (Identified Cost $3,700)		3,721

Preferred Stocks—1.5%
Financials—0.4%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(8)	16,100	252
Federal National Mortgage Association Series T, 8.250%	6,425	101
Federal National Mortgage Association Series S, 8.250%(8)	13,799	229
		582

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Real Estate—1.1%
City Office REIT, Inc. Series A, 6.625%	55,125	$1,389
Total Preferred Stocks (Identified Cost $1,836)		1,971

Common Stocks—39.8%
Communication Services—19.5%
Comcast Corp. Class A(7)	57,500	1,807
Electronic Arts, Inc.	4,413	890
Endeavor Group Holdings, Inc. Class A (11)(12)	389,302	11,788
Frontier Communications Parent, Inc.(13)	1,063	40
GCI Liberty, Inc. Class A(13)	513	19
IAC, Inc.(13)	20,405	695
Interpublic Group of Cos., Inc. (The)(7)	124,455	3,474
Liberty Broadband Corp. Class A(7)(13)	39,292	2,488
TEGNA, Inc.	7,734	157
Warner Bros Discovery, Inc.(7)(13)	203,800	3,980
		25,338

Consumer Discretionary—1.7%
Aptiv plc(13)	16,000	1,379
Hanesbrands, Inc.(13)	120,428	794
		2,173

Consumer Staples—2.6%
Kellanova	3,369	276
Keurig Dr Pepper, Inc.(7)	96,214	2,455
Kraft Heinz Co. (The)	24,693	643
		3,374

Energy—0.8%
Aris Water Solutions, Inc. Class A	16,254	401
Parkland Corp.	23,749	657
		1,058

Financials—3.4%
Acropolis Infrastructure(11)(13)	39,798	—
Cantaloupe, Inc.(13)	14,269	151
Guild Holdings Co. Class A	33,830	675
MidCap Financial Investment Corp.	7,702	92
Mr. Cooper Group, Inc.	1,699	358
ProAssurance Corp.(7)(13)	103,578	2,485
Veritex Holdings, Inc.	18,953	635
		4,396

Health Care—2.2%
Inhibrx, Inc.(13)	35,267	40
Merus N.V.(13)	5,204	490
Verona Pharma plc ADR(13)	22,071	2,355
		2,885

Industrials—4.0%
Air Lease Corp. Class A	7,024	447
Chart Industries, Inc.(13)	98	20
CSX Corp.(7)	93,484	3,320
Spirit AeroSystems Holdings, Inc. Class A(13)	25,936	1,001
	Shares	Value

Industrials—continued
TaskUS, Inc. Class A(13)	18,062	$322
		5,110

Information Technology—2.1%
CyberArk Software Ltd.(7)(13)	5,727	2,767
Materials—3.3%
DuPont de Nemours, Inc.	8,700	678
Teck Resources Ltd. Class B(7)	82,890	3,638
		4,316

Utilities—0.2%
ALLETE, Inc.	4,046	268
Total Common Stocks (Identified Cost $50,018)		51,685

Rights—0.4%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(11)(13)	11,093	5
Health Care—0.1%
Akouos, Inc., 12/31/49(11)(13)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(11)(13)	169,085	148
		168

Materials—0.3%
Pan American Silver Corp., 12/31/48(13)	978,488	342
Total Rights (Identified Cost $585)		515

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(13)	17,099	1
GIBO Holdings Ltd., 05/08/30(13)	6,595	— (6)
		1

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(13)	13,340	— (6)
ECARX Holdings, Inc., 12/21/27(13)	27,750	2
Grove Collaborative Holdings, 06/16/27(13)	20,136	— (6)
Zapp Electric Vehicles Group Ltd., 03/03/28(13)	13,420	— (6)
		2

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(13)	25,800	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(13)	17,935	2
Aldel Financial II, Inc., 10/10/29(13)	9,701	5
AltEnergy Acquisition Corp., 11/10/28(13)	5,160	— (6)
Archimedes Tech SPAC Partners II Co., 04/02/30(13)	7,214	2
Cartesian Growth Corp. II, 07/12/28(13)	5,799	1
Copley Acquisition Corp., 05/23/30(13)	2,932	1
Corner Growth Acquisition Corp., 12/31/27(11)(13)	20,673	—
EVe Mobility Acquisition Corp., 12/31/28(11)(13)	12,551	—
Gesher Acquisition Corp. II, 03/12/30(13)	5,680	2
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Goal Acquisitions Corp., 02/11/26(13)	272,843	$3
Iron Horse Acquisitions Corp., 02/16/29(13)	31,641	3
Jaws Mustang Acquisition Corp., 01/30/26(13)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(13)	67,562	4
Newbury Street Acquisition Corp., 12/31/27(13)	28,549	— (6)
Newbury Street II Acquisition Corp., 12/29/29(13)	12,867	3
Roman DBDR Acquisition Corp. II, 02/03/30(13)	7,615	4
Slam Corp. Class A, 12/31/27(13)	43,478	— (6)
Spark I Acquisition Corp., 11/27/28(13)	28,847	16
Stellar V Capital Corp., 03/24/30(13)	4,836	2
Target Global Acquisition I Corp., 12/31/27(13)	10,328	— (6)
Titan Acquisition Corp., 06/02/30(13)	12,485	4
XBP Global Holdings, Inc., 12/31/27(13)	14,261	1
Zeo Energy Corp., 10/20/26(13)	5,942	— (6)
		54

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(13)	5,078	— (6)
Tevogen Bio Holdings, Inc., 11/04/26(13)	6,900	— (6)
		— (6)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(13)	27,000	2
Getaround, Inc., 03/09/26(13)	11,166	— (6)
Volato Group, Inc., 12/03/28(13)	13,646	— (6)
		2

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(13)	26,187	1 (6)
iLearningEngines Holdings, Inc., 03/02/26(13)	60,113	— (6)
LeddarTech Holdings, Inc., 09/21/28(13)	58,973	— (6)
Movella Holdings, Inc., 12/31/27(13)	11,102	— (6)
Veea, Inc., 03/18/26(13)	17,325	1
		2

Total Warrants (Identified Cost $381)		61

	Shares/Units
Special Purpose Acquisition Companies—14.6%
1RT Acquisition Corp.(13)	5,247	55
A Paradise Acquisition Corp.(13)	4,625	46
A Paradise Acquisition Corp. Class A(13)	39,114	387
AA Mission Acquisition Corp. Class A(13)	23,805	250
Archimedes Tech SPAC Partners II Co.(13)	25,507	260
Armada Acquisition Corp. II(13)	18,205	189
Armada Acquisition Corp. II Class A(13)	29,479	308
Axiom Intelligence Acquisition Corp. 1(13)	8,143	82
Axiom Intelligence Acquisition Corp. 1 Class A(13)	22,157	221
Bain Capital GSS Investment Corp.(13)	1,105	11
Bayview Acquisition Corp. Class A(13)	8,153	91
Berto Acquisition Corp.(13)	3,518	38
BEST SPAC I Acquisition Corp.(13)	2,328	24
Blue Acquisition Corp.(13)	9,311	94
Blue Water Acquisition Corp. III(13)	23,244	235
Blue Water Acquisition Corp. III Class A(13)	21,041	210
BTC Development Corp.(13)	2,209	22
Cal Redwood Acquisition Corp.(13)	7,000	72
Cal Redwood Acquisition Corp. Class A(13)	23,285	233
	Shares/Units	Value
Cantor Equity Partners I, Inc. Class A(13)	5,565	$58
Cantor Equity Partners III, Inc. Class A(13)	2,328	24
Cantor Equity Partners IV, Inc. Class A(13)	8,871	90
Cartesian Growth Corp. III(13)	4,645	47
Cartesian Growth Corp. III Class A(13)	31,439	316
ChampionsGate Acquisition Corp.(13)	2,797	28
Chenghe Acquisition III Co.(13)	12,168	121
CO2 Energy Transition Corp.(13)	102,834	1,045
Cohen Circle Acquisition Corp. II(13)	9,839	101
Columbus Circle Capital Corp. I Class A(13)	6,694	68
Copley Acquisition Corp. Class A(13)	10,880	110
CSLM Digital Asset Acquisition Corp. III Ltd.(13)	17,727	179
D Boral ARC Acquisition I Corp. Class A(13)	54,589	542
Drugs Made In America Acquisition II Corp.(13)	8,835	88
Dune Acquisition Corp. II(13)	17,132	175
EGH Acquisition Corp.(13)	3,495	35
EGH Acquisition Corp. Class A(13)	11,632	117
Emmis Acquisition Corp.(13)	7,731	77
EQV Ventures Acquisition Corp. II(13)	75,000	751
ESH Acquisition Corp.(13)	34,175	6
Eureka Acquisition Corp.(13)	2,338	25
FG Merger II Corp.(13)	65,183	651
Fifth Era Acquisition Corp. I Class A(13)	3,828	39
FIGX Capital Acquisition Corp.(13)	3,958	40
FIGX Capital Acquisition Corp. Class A(13)	5,448	54
Flag Ship Acquisition Corp.(13)	2,336	25
Future Vision II Acquisition Corp.(13)	17,683	185
FutureCrest Acquisition Corp.(13)	442	5
Galata Acquisition Corp. II(13)	7,747	77
Gesher Acquisition Corp. II Class A(13)	11,360	115
GigCapital7 Corp. Class A(13)	8,917	94
Globa Terra Acquisition Corp. Class A(13)	62,071	620
Gores Holdings X, Inc.(13)	23,927	247
GSR III Acquisition Corp.(13)	32,059	332
GSR IV Acquisition Corp.(13)	29,893	303
Haymaker Acquisition Corp. 4(13)	34,929	396
HCM III Acquisition Corp.(13)	1,153	12
Iron Horse Acquisitions Corp.(13)	31,641	23
Jackson Acquisition Co. II Class A(13)	9,982	104
Jena Acquisition Corp. II(13)	18,687	195
Jena Acquisition Corp. II Class A(13)	22,656	230
K&F Growth Acquisition Corp. II(13)	12,053	2
K&F Growth Acquisition Corp. II Class A(13)	12,053	123
Kochav Defense Acquisition Corp. Class A(13)	13,623	137
Lakeshore Acquisition III Corp.(13)	32,249	325
Lakeshore Acquisition III Corp.(13)	20,607	4
Lightwave Acquisition Corp.(13)	22,683	228
Lionheart Holdings Class A(13)	13,300	140
M3-Brigade Acquisition VI Corp.(13)	2,219	22
Maywood Acquisition Corp. Class A(13)	3,147	32
McKinley Acquisition Corp.(13)	4,435	44
Mountain Lake Acquisition Corp.(13)	19,099	4
Mountain Lake Acquisition Corp. Class A(13)	60,896	627
Nabors Energy Transition Corp. II Class A(13)	32,613	366
New Providence Acquisition Corp. III(13)	57,062	587
Newbury Street II Acquisition Corp. Class A(13)	41,428	429
NMP Acquisition Corp. Class A(13)	21,941	218
Origin Investment Corp. I(13)	11,060	111
OTG Acquisition Corp. I(13)	5,532	56
Oxley Bridge Acquisition Ltd.(13)	9,296	93
Oxley Bridge Acquisition Ltd. Class A(13)	19,463	194
Oyster Enterprises II Acquisition Corp.(13)	11,728	117
Oyster Enterprises II Acquisition Corp. Class A(13)	19,252	193
Perimeter Acquisition Corp. I(13)	7,008	74
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares/Units	Value
Pioneer Acquisition I Corp.(13)	34,937	$351
ProCap Acquisition Corp.(13)	3,231	34
ProCap Acquisition Corp. Class A(13)	10,879	112
Quantumsphere Acquisition Corp.(13)	4,430	45
Quartzsea Acquisition Corp.(13)	33,242	337
Real Asset Acquisition Corp. Class A(13)	11,568	117
Republic Digital Acquisition Co.(13)	3,518	37
Roman DBDR Acquisition Corp. II(13)	14,482	149
Siddhi Acquisition Corp. Class A(13)	31,857	323
Silver Pegasus Acquisition Corp.(13)	5,824	59
Silver Pegasus Acquisition Corp. Class A(13)	11,063	110
SIM Acquisition Corp. I Class A(13)	22,284	234
Sizzle Acquisition Corp. II(13)	11,873	2
Sizzle Acquisition Corp. II Class A(13)	38,190	387
Solarius Capital Acquisition Corp. Class A(13)	13,292	132
Soulpower Acquisition Corp.(13)	23,281	4
Soulpower Acquisition Corp. Class A(13)	25,026	252
Spring Valley Acquisition Corp. II(13)	3,543	2
Spring Valley Acquisition Corp. III(13)	8,860	92
Stellar V Capital Corp. Class A(13)	9,672	100
Thayer Ventures Acquisition Corp. II(13)	13,191	135
Thayer Ventures Acquisition Corp. II Class A(13)	11,691	117
Titan Acquisition Corp. Class A(13)	24,971	253
Translational Development Acquisition Corp.(13)	8,748	90
UY Scuti Acquisition Corp.(13)	4,727	1
UY Scuti Acquisition Corp.(13)	4,727	48
Vendome Acquisition Corp. I Class A(13)	22,892	227
Vine Hill Capital Investment Corp. Class A(13)	12,424	133
Wen Acquisition Corp.(13)	17,948	187
Wen Acquisition Corp. Class A(13)	2,316	24
Wintergreen Acquisition Corp.(13)	211	2
Wintergreen Acquisition Corp.(13)	11,075	111
Total Special Purpose Acquisition Companies (Identified Cost $18,678)		18,911

	Shares
Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $442)		258

Escrow Notes—1.7%
Financials—1.7%
Altaba, Inc. Escrow(13)	1,637,713	2,211
Pershing Square Escrow(11)(13)	44,373	—
		2,211

Total Escrow Notes (Identified Cost $1,817)		2,211

Total Long-Term Investments—89.4% (Identified Cost $114,019)		116,080

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—89.4% (Identified Cost $114,019)		116,080

Securities Sold Short—(12.3)%

	Shares	Value
Common Stocks—(12.2)%
Communication Services—(0.7)%
Charter Communications, Inc. Class A(13)	(3,094)	$(851)
GCI Liberty, Inc. Class A(13)	(513)	(19)
IAC, Inc.(13)	(1,505)	(52)
(922)

Consumer Discretionary—(0.1)%
Gildan Activewear, Inc. Class A	(2,097)	(121)
Financials—(6.2)%
Huntington Bancshares, Inc.	(503)	(9)
Rocket Cos., Inc. Class A	(413,153)	(8,007)
(8,016)

Industrials—(0.1)%
Union Pacific Corp.	(437)	(103)
Information Technology—(5.1)%
Palo Alto Networks, Inc.(13)	(32,675)	(6,653)
Total Common Stocks (Identified Proceeds $(13,078))		(15,815)

Master Limited Partnerships and Related Companies—(0.1)%
Energy—(0.1)%
Western Midstream Partners LP	(3,766)	(148)
Total Master Limited Partnerships and Related Companies (Identified Proceeds $(144))		(148)

Total Securities Sold Short (Identified Proceeds $(13,222))		(15,963)

Written Options—(2.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,718)		(2,606)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—75.1% (Identified Cost $99,079)		$97,511
Other assets and liabilities, net—24.9%		32,340
NET ASSETS—100.0%		$129,851
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $21,219 or 16.3% of net assets.

(4)	No contractual maturity date.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	Amount is less than $500 (not in thousands).
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $29,564.
(8)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(9)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)
Delisted security. As of September 30, 2025, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $10,640 and its market value represents 9.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(13)	Non-income producing.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	64%
Cayman Islands	18
Canada	5
Austria	5
Israel	3
United Kingdom	2
Jersey	1
Other	2
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2025.

Open purchased options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Aptiv plc	160	$1,120	$70.00	10/17/25	$1
Boeing Co. (The)	22	330	150.00	10/17/25	— (3)
Comcast Corp.	575	1,725	30.00	10/17/25	16
CSX Corp.	934	2,802	30.00	11/21/25	12
DuPont de Nemours, Inc.	127	826	65.00	10/17/25	— (3)
DuPont de Nemours, Inc.	127	889	70.00	12/19/25	21
Honeywell International, Inc.	231	4,620	200.00	12/19/25	106
IAC, Inc.	360	1,080	30.00	10/17/25	1
IAC, Inc.	548	1,644	30.00	12/19/25	48
Keurig Dr Pepper, Inc.	962	2,309	24.00	10/17/25	12
Kraft Heinz Co. (The)	962	1,924	20.00	11/21/25	5
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Open purchased options contracts as of September 30, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
SPDR S&P 500® ETF Trust	101	$6,313	$625.00	10/17/25	$9
Teck Resources Ltd.	1,041	3,644	35.00	10/17/25	3
Warner Bros Discovery, Inc.	358	501	14.00	11/21/25	10
Warner Bros Discovery, Inc.	961	961	10.00	11/21/25	9
Warner Bros Discovery, Inc.	361	433	12.00	12/19/25	5
Total Purchased Options					$258
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Air Lease Corp.	(46)	$(299)	$65.00	02/20/26	$(2)
Aptiv plc	(160)	(1,200)	75.00	10/17/25	(185)
Boeing Co. (The)	(16)	(328)	205.00	10/17/25	(21)
Comcast Corp.	(575)	(2,013)	35.00	10/17/25	(2)
CSX Corp.	(934)	(3,269)	35.00	11/21/25	(163)
DuPont de Nemours, Inc.	(127)	(1,048)	82.50	12/19/25	(29)
Electronic Arts, Inc.	(13)	(273)	210.00	11/21/25	(1)
Electronic Arts, Inc.	(13)	(273)	210.00	03/20/26	(1)
Honeywell International, Inc.	(231)	(5,082)	220.00	12/19/25	(124)
IAC, Inc.	(360)	(1,260)	35.00	10/17/25	(23)
IAC, Inc.	(548)	(1,918)	35.00	12/19/25	(115)
Keurig Dr Pepper, Inc.	(962)	(2,597)	27.00	10/17/25	(19)
Kraft Heinz Co. (The)	(962)	(2,405)	25.00	11/21/25	(181)
SPDR S&P 500® ETF Trust	(38)	(2,489)	655.00	10/17/25	(58)
Teck Resources Ltd.	(471)	(1,837)	39.00	10/17/25	(221)
Teck Resources Ltd.	(570)	(2,166)	38.00	10/17/25	(346)
TEGNA, Inc.	(80)	(176)	22.00	12/19/25	(1)
Warner Bros Discovery, Inc.	(961)	(1,153)	12.00	11/21/25	(683)
Warner Bros Discovery, Inc.	(361)	(542)	15.00	12/19/25	(184)
Warner Bros Discovery, Inc.	(716)	(1,217)	17.00	12/19/25	(243)
Western Midstream Partners LP	(3)	(12)	40.00	10/17/25	(— ) (3)
Western Midstream Partners LP	(13)	(52)	40.00	11/21/25	(1)
					(2,603)
Put Option(2)
SPDR S&P 500® ETF Trust	(63)	(3,780)	600.00	10/17/25	(3)
Total Written Options					$(2,606)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	119,368	USD	809	GS	10/15/25	$—	$(1)
USD	816	JPY	119,368	GS	10/15/25	8	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2025 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,554	EUR	1,341	GS	10/20/25	$—	$(23)
USD	3,021	EUR	2,615	GS	11/05/25	—	(55)
USD	688	CAD	950	JPM	11/14/25	4	—
USD	715	EUR	610	GS	12/15/25	—	(4)
USD	229	EUR	195	JPM	12/15/25	—	(1)
USD	1,051	EUR	898	GS	12/16/25	—	(8)
USD	4,175	EUR	3,610	JPM	12/17/25	—	(83)
USD	1,218	GBP	913	GS	12/17/25	—	(10)
USD	858	CAD	1,176	JPM	12/18/25	10	—
USD	270	EUR	230	JPM	12/18/25	—	(1)
USD	2,875	GBP	2,123	GS	12/18/25	19	—
Total						$41	$(186)

Over-the-counter total return swaps outstanding as of September 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.(3)	Pay	4.840% (0.750% + OBFR)	1 Month	BAML	04/03/26	$— (4)	$7	$7	$—
Bristol-Myers Squibb Co.(3),(5)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/26	— (4)	22	22	—
Cantaloupe, Inc.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	10/16/26	681	(18)	—	(18)
Chart Industries, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	09/09/26	3,946	25	25	—
Chart Industries, Inc.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	10/19/26	1,488	3	3	—
Covestro AG	Pay	4.700% (0.610% + OBFR)	1 Month	GS	12/31/25	2,365	103	103	—
Cyberark Software Ltd.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	09/08/26	3,876	671	671	—
Dupont De Nemours, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	12/23/25	333	(22)	—	(22)
Frontier Communications Parent, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	07/07/26	3,749	64	64	—
Frontier Communications Parent, Inc.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	02/17/26	2,050	103	103	—
Honeywell International, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	03/24/26	2,692	(21)	—	(21)
Honeywell International, Inc.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	10/19/26	2,194	(9)	—	(9)
IAC, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	04/13/26	2,533	(87)	—	(87)
Just Eat Takeaway.com N.V.	Pay	4.940% (0.850% + OBFR)	1 Month	GS	05/06/26	2,860	190	190	—
Just Group plc	Pay	4.940% (0.850% + OBFR)	1 Month	GS	09/03/26	1,168	13	13	—
Kellanova	Pay	4.700% (0.610% + OBFR)	1 Month	GS	11/04/25	7,494	115	115	—
Mr. Cooper Group, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	08/10/26	6,695	1,485	1,485	—
Norfolk Southern Corp.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	10/30/26	2,030	5	5	—
Saba Capital Income & Opportunities Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	05/27/26	107	5	5	—
Saba Capital Income & Opportunities Fund	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	09/22/26	63	(4)	—	(4)
Spectris	Pay	4.700% (0.610% + OBFR)	1 Month	GS	08/05/26	2,801	4	4	—
Teck Resources Ltd.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	10/16/26	1,397	62	62	—
TEGNA, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	10/14/26	1,050	(35)	—	(35)
The Kraft Heinz Co.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	10/14/26	1,896	(37)	—	(37)
Vivendi SE	Pay	4.700% (0.610% + OBFR)	1 Month	GS	07/22/26	1,364	— (4)	—	— (4)
Vivendi SE	Pay	4.640% (0.550% + OBFR)	3 Month	JPM	01/30/26	171	58	58	—
							2,702	2,935	(233)
Short Total Return Swap Contracts
Anglo American plc	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	10/28/26	(150)	(8)	—	(8)
Anglo American plc	Receive	3.740% ((0.350)% + OBFR)	3 Month	JPM	10/30/26	(423)	(21)	—	(21)
Boeing Co.	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	09/01/26	(701)	32	32	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Charter Communications, Inc. Class A	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/15/26	$(1,626)	$(69)	$—	$(69)
Gildan Activewear, Inc. Class A	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	09/21/26	(571)	(18)	—	(18)
Huntington Bancshares, Inc.	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	09/01/26	(425)	(17)	—	(17)
Huntington Bancshares, Inc.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/15/26	(194)	4	4	—
Omnicom Group	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(3,381)	(132)	—	(132)
Palo Alto Networks, Inc.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	09/21/26	(117)	(14)	—	(14)
Pan American Silver Corp.	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(1,153)	(636)	—	(636)
Rocket Cos., Inc. Class A	Receive	2.940% ((1.150)% + OBFR)	1 Month	GS	08/10/26	(188)	(82)	—	(82)
Rocket Cos., Inc. Class A	Receive	(5.785)% ((9.875)% + OBFR)	3 Month	JPM	08/31/26	(230)	(57)	—	(57)
Union Pacific Corp.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/26/26	(1,407)	(89)	—	(89)
Universal Music Group N.V.	Receive	3.820% ((0.270)% + OBFR)	1 Month	GS	09/03/26	(755)	(26)	—	(26)
Western Midstream Partners LP	Receive	3.876% ((0.214)% + OBFR)	1 Month	GS	09/22/26	(130)	(4)	—	(4)
Western Midstream Partners LP	Receive	0.250% ((3.840)% + OBFR)	3 Month	JPM	10/13/26	(42)	(1)	—	(1)
							(1,138)	36	(1,174)
Total							$1,564	$2,971	$(1,407)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$5,105	$—	$5,105	$—
Corporate Bonds and Notes	22,387	—	22,387	—
Leveraged Loans	9,255	—	9,255	—
Equity Securities:
Closed-End Funds	3,721	3,721	—	—
Preferred Stocks	1,971	1,971	—	—
Common Stocks	51,685	39,857	40	11,788 (1)
Rights	515	342	—	173
Warrants	61	58	3	— (1)
Special Purpose Acquisition Companies	18,911	18,911	—	—
Escrow Notes	2,211	—	2,211	— (1)
Other Financial Instruments:
Purchased Options	258	240	18	—
Forward Foreign Currency Exchange Contracts*	41	—	41	—
Over-the-Counter Total Return Swaps*	2,971	—	2,942	29
Total Assets	119,092	65,100	42,002	11,990
Liabilities:
Securities Sold Short:
Common Stocks	(15,815)	(15,815)	—	—
Master Limited Partnerships and Related Companies	(148)	(148)	—	—
Other Financial Instruments:
Written Options	(2,606)	(2,419)	(187)	—
Forward Foreign Currency Exchange Contracts*	(186)	—	(186)	—
Over-the-Counter Total Return Swaps*	(1,407)	—	(1,407)	—
Total Liabilities	(20,162)	(18,382)	(1,780)	—
Total Investments, Net of Securities Sold Short and Written Options	$98,930	$46,718	$40,222	$11,990

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $11,788 was transferred from Level 1 to Level 3 due to market delisting at period end.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$227	$— (a)	$194	$—	$— (a)	$33
Net change in unrealized appreciation (depreciation)(b)	(25)	—	(21)	—	—	(4)
Transfers into Level 3(c)	11,788	11,788	—	— (a)	—	—
Balance as of September 30, 2025	$11,990	$11,788 (a)	$173	$— (a)	$— (a)	$29
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025, was $(423).
(c) Transfers into and/or from represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2025:

Investments in Securities – Assets	Ending Balance at September 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Endeavor Group Holdings, Inc. Class A	$11,788	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.